Condensed Consolidated Balance Sheets $ in Thousands	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
ASSETS
Cash and cash equivalents	$ 2,258,679	$ 4,932,048
Restricted cash	30,933,928	25,875,556
Accounts receivables, net	5,507,862	6,939,352
Inventories	32,678	30,348
Loan receivables due from third parties	21,092,419	17,670,652
Due from related parties	105,183	94,023
Other current assets	68,651	3,502,550
Other receivables	548,574	3,545,753
Total current assets	60,547,974	62,590,282
Pledged deposits	380,816	462,835
Property and equipment, net	40,949	65,073
Intangible assets, net	3,508,533	3,977,867
Right of use assets	104,145	346,017
Goodwill	261,087	261,087
Total non-current assets	4,295,530	5,112,879
Total Assets	64,843,504	67,703,161
LIABILITIES
Customer pledged deposits	7,744	7,664
Unearned income	111,613	130,772
Reserve for financial guarantee losses	601,121	579,364
Dividends payable	480,000	480,000
Tax payable	2,072,195	1,767,214
Due to related parties	282,624	281,369
Warrant liabilities	41,707	13,977
Operating lease liabilities, current portion	126,861	191,643
Accrued expenses and other liabilities	1,707,952	1,642,060
Bank loans	5,883,902	8,826,054
Total current liabilities	11,315,719	13,920,117
Operating lease liabilities, noncurrent portion		102,767
Deferred tax liabilities	571,960	793,848
Total non-current Liabilities	571,960	896,615
Total Liabilities	11,887,679	14,816,732
Commitments and Contingencies
Shareholders’ Equity
Ordinary Share, no par value, unlimited shares authorized; 25,287,851 and 25,287,851 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively
Class A convertible preferred shares, no par value, unlimited shares authorized; 715,000 and 715,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	11,368,527	11,025,327
Class B convertible preferred shares, no par value, unlimited shares authorized; 291,795,150 and 291,795,150 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	31,087,732	31,087,732
Additional paid-in capital	3,312,189	3,312,189
Statutory reserve	202,592	202,592
Accumulated deficit	(15,200,915)	(14,330,288)
Accumulated other comprehensive income	2,613,680	2,310,369
Total Roan Holdings Group Co., Ltd.’s Shareholders’ Equity	33,383,805	33,607,921
Noncontrolling interests	19,572,020	19,278,508
Total Equity	52,955,825	52,886,429
Total Liabilities and Equity	$ 64,843,504	$ 67,703,161